Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property and equipment, net consists of the following:

	December 31, 2014	December 31, 2013
(In thousands)
Solar generation facilities	$2,241,728	$185,024
Construction in progress - solar generation facilities	448,392	232,237
Capitalized leases - solar generation facilities	—	29,170
Property and equipment, gross	2,690,120	446,431
Less accumulated depreciation - solar generation facilities	(52,981)	(12,145)
Less accumulated depreciation - capitalized leases - solar generation facilities	—	(4,305)
Property and equipment, net	$2,637,139	$429,981